Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		(197,711)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning	1,500,000
Weighted Average Exercise Price, Beginning	$ 9.27
2019 Plan And 2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		9,954,000
Weighted Average Exercise Price, Beginning		$ 2.67
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years 9 months 25 days	7 years 5 months 23 days
Aggregate Intrinsic Value, Beginning		$ 4,840
Number of Options Outstanding, Beginning		619,000
Weighted Average Exercise Price, Beginning		$ 4.67
Number of Options Outstanding, Beginning		(2,178,000)
Weighted Average Exercise Price, Beginning		$ 2.01
Number of Options Outstanding, Beginning		(524,000)
Weighted Average Exercise Price, Beginning		$ 3.01
Number of Options Outstanding, Beginning		7,871,000	9,954,000
Weighted Average Exercise Price, Beginning		$ 2.58	$ 2.67
Aggregate Intrinsic Value, Beginning		$ 2,639	$ 4,840
Number of Options Outstanding, Beginning		6,207,000
Weighted Average Exercise Price, Beginning		$ 1.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 years 1 month 28 days
Aggregate Intrinsic Value, Beginning		$ 2,637